UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
4/30/12 (Unaudited)

COMMON STOCKS (93.3%)(a)
			Shares	Value

Aerospace and defense (4.2%)

Embraer SA ADR (Brazil)			534,748	$18,523,671

General Dynamics Corp.			88,000	5,940,000

Honeywell International, Inc.			872,800	52,944,048

L-3 Communications Holdings, Inc.			177,000	13,016,580

Northrop Grumman Corp.			68,400	4,328,352

Precision Castparts Corp.			171,100	30,176,907

United Technologies Corp.			600,200	49,000,328

				173,929,886
Air freight and logistics (0.3%)

FedEx Corp.			137,300	12,115,352

				12,115,352
Auto components (2.5%)

Allison Transmission Holdings, Inc.(NON)			377,900	7,898,110

Goodyear Tire & Rubber Co. (The)(NON)			1,816,400	19,944,072

Johnson Controls, Inc.(S)			1,461,449	46,722,525

Tenneco Automotive, Inc.(NON)(S)			148,619	4,581,924

TRW Automotive Holdings Corp.(NON)			360,700	16,487,597

Valeo SA (France)			165,325	8,118,992

				103,753,220
Automobiles (2.2%)

Brilliance China Automotive Holdings, Inc. (China)(NON)			3,364,000	3,650,749

Fiat SpA (Italy)(NON)(S)			6,093,313	29,423,748

Ford Motor Co.			669,100	7,547,448

General Motors Co.(NON)			171,900	3,953,700

Nissan Motor Co., Ltd. (Japan)			1,598,000	16,732,565

Porsche Automobil Holding SE (Preference) (Germany)			178,992	10,926,109

Tesla Motors, Inc.(NON)(S)			316,500	10,485,645

Volkswagen AG (Preference) (Germany)			34,053	6,450,371

				89,170,335
Beverages (0.3%)

Coca-Cola Enterprises, Inc.			437,000	13,162,440

				13,162,440
Biotechnology (1.2%)

Celgene Corp.(NON)			127,600	9,304,592

Cubist Pharmaceuticals, Inc.(NON)			278,400	11,770,752

Dendreon Corp.(NON)(S)			1,386,800	16,156,220

Human Genome Sciences, Inc.(NON)			705,613	10,379,567

United Therapeutics Corp.(NON)			79,700	3,486,875

				51,098,006
Building products (0.9%)

Fortune Brands Home & Security, Inc.(NON)			653,448	14,859,408

Owens Corning, Inc.(NON)(S)			598,100	20,544,735

				35,404,143
Capital markets (2.7%)

Blackstone Group LP (The)			1,422,263	19,285,886

Charles Schwab Corp. (The)			1,548,100	22,137,830

Goldman Sachs Group, Inc. (The)			160,105	18,436,091

KKR & Co. LP			1,379,559	19,479,373

State Street Corp.			702,703	32,478,933

				111,818,113
Chemicals (2.4%)

Celanese Corp. Ser. A			374,300	18,138,578

CF Industries Holdings, Inc.			23,200	4,478,992

Dow Chemical Co. (The)			351,859	11,920,983

LyondellBasell Industries NV Class A (Netherlands)			245,879	10,272,825

Monsanto Co.			197,400	15,037,932

Potash Corp. of Saskatchewan, Inc. (Canada)			90,200	3,831,696

Tronox, Inc.(NON)			183,600	34,360,740

				98,041,746
Commercial banks (0.6%)

Wells Fargo & Co.			710,000	23,735,300

				23,735,300
Communications equipment (3.9%)

Cisco Systems, Inc.			1,338,147	26,963,662

Juniper Networks, Inc.(NON)			464,588	9,956,121

Polycom, Inc.(NON)			1,791,300	23,770,551

Qualcomm, Inc.			1,549,309	98,907,887

				159,598,221
Computers and peripherals (10.4%)

Apple, Inc.(NON)			604,600	353,231,499

EMC Corp.(NON)			1,102,600	31,104,346

Hewlett-Packard Co.			557,100	13,793,796

NetApp, Inc.(NON)(S)			261,300	10,146,279

SanDisk Corp.(NON)			521,500	19,300,715

				427,576,635
Construction and engineering (0.1%)

Fluor Corp.			78,300	4,521,825

				4,521,825
Construction materials (0.3%)

BBMG Corp. (China)			8,572,000	7,402,370

China Shanshui Cement Group, Ltd. (China)			7,308,000	5,924,654

				13,327,024
Consumer finance (0.6%)

Capital One Financial Corp.			469,300	26,036,764

				26,036,764
Diversified financial services (1.9%)

Citigroup, Inc.			976,300	32,256,952

JPMorgan Chase & Co.			1,099,300	47,247,914

				79,504,866
Diversified telecommunication services (0.6%)

CenturyLink, Inc.			377,800	14,567,968

Verizon Communications, Inc.			219,100	8,847,258

				23,415,226
Electronic equipment, instruments, and components (1.1%)

Corning, Inc.			628,100	9,013,235

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			1,001,502	9,944,915

KEMET Corp.(NON)			1,052,744	8,958,851

TE Connectivity, Ltd. (Switzerland)			471,000	17,172,660

				45,089,661
Energy equipment and services (5.1%)

Baker Hughes, Inc.(S)			409,800	18,076,278

Cameron International Corp.(NON)			1,079,500	55,324,375

Halliburton Co.(S)			1,686,310	57,705,528

National Oilwell Varco, Inc.			321,500	24,356,840

Noble Corp. (Switzerland)(S)			263,300	10,021,198

Schlumberger, Ltd.			564,093	41,821,855

				207,306,074
Food products (0.6%)

Post Holdings, Inc.(NON)			305,000	9,073,750

Sara Lee Corp.			616,700	13,592,068

Zhongpin, Inc. (China)(NON)			250,940	2,368,874

				25,034,692
Health-care equipment and supplies (2.4%)

Baxter International, Inc.			594,100	32,919,081

China Medical Technologies, Inc. ADR (China)(NON)(S)			932,200	1,985,586

Covidien PLC (Ireland)			403,100	22,263,213

St. Jude Medical, Inc.			326,500	12,642,080

Stryker Corp.			317,900	17,347,803

Zimmer Holdings, Inc.			168,100	10,578,533

				97,736,296
Health-care providers and services (1.6%)

Aetna, Inc.			534,200	23,526,168

CIGNA Corp.			209,000	9,662,070

Express Scripts Holding Co.(NON)			608,760	33,962,720

				67,150,958
Health-care technology (0.3%)

SXC Health Solutions Corp. (Canada)(NON)			141,390	12,807,106

				12,807,106
Hotels, restaurants, and leisure (1.4%)

Home Inns & Hotels Management, Inc. ADR (China)(NON)(S)			227,600	5,407,776

Las Vegas Sands Corp.			166,200	9,222,438

Sands China, Ltd. (Hong Kong)			3,395,200	13,346,858

Starbucks Corp.			489,000	28,058,820

				56,035,892
Household durables (0.2%)

Lennar Corp.(S)			277,900	7,708,946

				7,708,946
Household products (0.1%)

Colgate-Palmolive Co.			42,800	4,234,632

				4,234,632
Independent power producers and energy traders (0.1%)

AES Corp. (The)(NON)			419,100	5,247,132

				5,247,132
Industrial conglomerates (1.5%)

General Electric Co.			1,193,900	23,376,562

Tyco International, Ltd.			683,900	38,387,307

				61,763,869
Insurance (2.6%)

Aflac, Inc.			1,011,546	45,560,032

Assured Guaranty, Ltd. (Bermuda)			1,900,409	26,947,800

Hartford Financial Services Group, Inc. (The)			862,576	17,725,937

MetLife, Inc.			397,800	14,332,734

				104,566,503
Internet and catalog retail (1.4%)

Amazon.com, Inc.(NON)			67,700	15,699,630

HomeAway, Inc.(NON)(S)			531,897	13,855,917

Priceline.com, Inc.(NON)			36,597	27,843,730

				57,399,277
Internet software and services (3.9%)

Baidu, Inc. ADR (China)(NON)			359,200	47,665,840

eBay, Inc.(NON)			568,700	23,345,135

Google, Inc. Class A(NON)			143,947	87,121,043

				158,132,018
IT Services (2.3%)

Accenture PLC Class A(S)			232,900	15,126,855

Total Systems Services, Inc.			172,800	4,064,256

Unisys Corp.(NON)(AFF)			3,331,884	62,172,955

VeriFone Systems, Inc.(NON)			175,300	8,351,292

Visa, Inc. Class A(S)			46,107	5,670,239

				95,385,597
Leisure equipment and products (0.6%)

Brunswick Corp.(S)			545,900	14,351,711

Hasbro, Inc.			292,100	10,731,754

				25,083,465
Life sciences tools and services (0.6%)

Sequenom, Inc.(NON)(S)			1,079,199	5,525,499

Thermo Fisher Scientific, Inc.			377,700	21,019,005

				26,544,504
Machinery (2.0%)

China National Materials Co., Ltd. (China)			15,342,000	5,932,218

Eaton Corp.			241,000	11,611,380

Joy Global, Inc.(S)			342,500	24,238,725

Meritor, Inc.(NON)			1,272,869	8,286,377

Timken Co.			467,980	26,445,550

Titan International, Inc.			130,393	3,767,054

				80,281,304
Media (3.3%)

Comcast Corp. Class A			1,122,835	34,055,586

DIRECTV Class A(NON)			819,369	40,370,311

Liberty Media Corp. - Liberty Capital Class A(NON)			80,885	7,072,584

News Corp. Class A(S)			948,900	18,598,440

Sirius XM Radio, Inc.(NON)(S)			2,691,600	6,083,016

Time Warner, Inc.			425,400	15,935,484

Walt Disney Co. (The)(S)			271,800	11,717,298

				133,832,719
Metals and mining (3.0%)

Cliffs Natural Resources, Inc.(S)			432,444	26,923,963

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			588,714	22,547,746

Goldcorp, Inc. (Canada)			337,800	12,924,228

Molycorp, Inc.(NON)(S)			413,717	11,195,182

Rio Tinto PLC (United Kingdom)			476,763	26,558,576

Vedanta Resources PLC (United Kingdom)			670,240	13,237,703

Walter Energy, Inc.			144,300	9,568,533

				122,955,931
Multiline retail (0.2%)

Target Corp.			128,100	7,422,114

				7,422,114
Office electronics (0.7%)

Xerox Corp.			3,609,470	28,081,677

				28,081,677
Oil, gas, and consumable fuels (5.1%)

Alpha Natural Resources, Inc.(NON)			1,105,857	17,837,473

Anadarko Petroleum Corp.			108,700	7,957,927

Apache Corp.			348,920	33,475,385

BG Group PLC (United Kingdom)			825,608	19,434,945

Cabot Oil & Gas Corp. Class A			806,000	28,322,840

Cobalt International Energy, Inc.(NON)			141,898	3,797,190

Hess Corp.			749,400	39,073,716

Marathon Oil Corp.			1,028,921	30,188,542

Noble Energy, Inc.			122,500	12,166,700

Petroleo Brasileiro SA ADR (Brazil)			245,500	5,779,070

Southwestern Energy Co.(NON)(S)			323,000	10,200,340

				208,234,128
Personal products (0.4%)

Avon Products, Inc.			787,200	17,003,520

				17,003,520
Pharmaceuticals (2.2%)

Auxilium Pharmaceuticals, Inc.(NON)			400,400	7,175,168

Elan Corp. PLC ADR (Ireland)(NON)			337,100	4,648,609

Jazz Pharmaceuticals PLC (Ireland)(NON)			466,200	23,790,186

Medicines Co. (The)(NON)			595,854	13,162,415

Merck & Co., Inc.			141,000	5,532,840

Pfizer, Inc.			324,032	7,430,054

Shire PLC ADR (Ireland)			87,200	8,507,232

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			115,900	5,301,266

Warner Chilcott PLC Class A (Ireland)(NON)			640,000	13,920,000

				89,467,770
Professional services (0.8%)

Nielsen Holdings NV(NON)			426,900	12,474,018

Verisk Analytics, Inc. Class A(NON)			443,600	21,714,220

				34,188,238
Real estate management and development (0.9%)

BR Malls Participacoes SA (Brazil)			821,992	10,211,563

CBRE Group, Inc.(NON)			1,329,700	25,011,657

				35,223,220
Road and rail (0.8%)

Hertz Global Holdings, Inc.(NON)			1,672,303	25,770,189

Localiza Rent a Car SA (Brazil)			375,300	6,408,738

				32,178,927
Semiconductors and semiconductor equipment (3.6%)

Advanced Micro Devices, Inc.(NON)(S)			4,394,614	32,344,359

Cymer, Inc.(NON)			85,100	4,411,584

First Solar, Inc.(NON)(S)			1,394,470	25,658,248

Skyworks Solutions, Inc.(NON)			1,187,300	32,223,322

Spreadtrum Communications, Inc. ADR (China)(S)			447,700	6,178,260

Texas Instruments, Inc.			1,446,000	46,185,240

				147,001,013
Software (4.1%)

Facebook, Inc. Class B(F)			115,920	4,173,120

Longtop Financial Technologies Ltd. ADR (Hong Kong)(F)(NON)			478,830	—

Microsoft Corp.			1,732,000	55,458,640

Oracle Corp.			2,342,089	68,833,996

Perfect World Co., Ltd. ADR (China)			603,227	7,365,402

Salesforce.com, Inc.(NON)(S)			157,850	24,581,981

VMware, Inc. Class A(NON)			85,200	9,518,544

				169,931,683
Specialty retail (3.6%)

Bed Bath & Beyond, Inc.(NON)			142,900	10,058,731

Best Buy Co., Inc.(S)			2,078,159	45,864,969

Cia Hering (Brazil)			627,000	15,558,639

hhgregg, Inc.(NON)(S)			482,456	5,046,490

Lowe's Cos., Inc.			504,500	15,876,615

Office Depot, Inc.(NON)			8,210,996	24,961,428

OfficeMax, Inc.(NON)(S)			2,370,407	11,022,393

Staples, Inc.			1,164,100	17,927,140

				146,316,405
Textiles, apparel, and luxury goods (0.7%)

Coach, Inc.			363,700	26,608,292

				26,608,292
Thrifts and mortgage finance (0.1%)

MGIC Investment Corp.(NON)			503,900	1,743,494

Radian Group, Inc.(S)			593,600	1,852,032

				3,595,526
Tobacco (0.7%)

Lorillard, Inc.			132,200	17,885,338

Philip Morris International, Inc.			122,769	10,989,053

				28,874,391
Trading companies and distributors (0.2%)

WESCO International, Inc.(NON)(S)			98,600	6,546,054

				6,546,054

Total common stocks (cost $3,821,269,611)				$3,821,178,636

WARRANTS (3.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$ 30.79	19,401,439	$17,267,281

Citigroup, Inc.	1/4/19	106.10	$38,441,283	15,953,132

Ford Motor Co.	1/1/13	9.20	4,863,329	11,866,523

General Motors Co.	7/10/16	10.00	400,790	5,647,131

Hartford Financial Services Group, Inc. (The)(W)	6/26/19	9.70	$955,528	12,163,871

JPMorgan Chase & Co.(W)	10/28/18	42.42	2,526,332	31,579,150

Wells Fargo & Co.(W)	10/28/18	34.01	$3,694,600	39,162,760

Total warrants (cost $161,228,082)				$133,639,848

PURCHASED OPTIONS OUTSTANDING (0.9%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Advanced Micro Devices, Inc. (Call)	July-12/$10.00		$4,573,571	$274,414

Advanced Micro Devices, Inc. (Call)	July-12/8.00		1,789,658	225,497

Aflac, Inc. (Call)	Jun-12/52.50		699,604	25,885

Aflac, Inc. (Call)	May-12/47.50		1,327,737	301,927

Aflac, Inc. (Call)	May-12/50.00		605,453	15,136

Aflac, Inc. (Call)	May-12/55.00		735,193	10,057

Amazon.com, Inc. (Call)	May-12/225.00		108,278	1,173,543

Apple, Inc. (Call)	July-12/650.00		651,246	7,680,173

Apple, Inc. (Call)	July-12/590.00		79,493	563,741

Baker Hughes, Inc. (Call)	July-12/50.00		343,090	147,254

Baker Hughes, Inc. (Call)	July-12/60.00		748,559	15,795

Best Buy Co., Inc. (Call)	Jun-12/20.00		839,430	2,195,647

Best Buy Co., Inc. (Call)	Jun-12/30.00		1,286,289	51,117

Best Buy Co., Inc. (Call)	Jun-12/30.00		791,598	31,458

Best Buy Co., Inc. (Call)	Jun-12/27.00		2,058,310	2

DIRECTV (Call)	Dec-12/55.00		1,764,332	2,081,912

DIRECTV (Call)	Dec-12/50.00		1,029,125	250,798

Energy Select Sector SPDR Fund (Call)	Jun-12/80.00		1,029,054	16,465

Energy Select Sector SPDR Fund (Call)	Jun-12/85.00		1,234,865	6,211

FTS Eurofirst80 Index (Call)	Sep-12/4.40		6,053,673	313,318

FTS Eurofirst80 Index (Call)	Sep-12/5.20		2,518,733	205,444

General Electric Co. (Call)	May-12/20.00		5,096,128	842,900

Hang Seng Index (Call)	May-12/22,000.00		93,021	977,623

Hang Seng Index (Call)	May-12/21,553.06		40,620	875,818

Hartford Financial Services Group, Inc. (The) (Call)	Jun-12/14.00		326,556	2,147,741

Hess Corp. (Call)	May-12/63.00		190,490	4,762

Hewlett-Packard Co. (Call)	May-12/30.00		1,015,019	10,150

iShares FTSE China 25 Index Fund (Call)	May-12/40.00		2,572,529	343,690

iShares FTSE China 25 Index Fund (Call)	May-12/41.00		3,428,798	167,051

JPMorgan Chase & Co. (Call)	Jun-12/41.00		358,858	1,001,178

JPMorgan Chase & Co. (Call)	Jun-12/45.00		1,097,550	650,847

Schlumberger Ltd. (Call)	Aug-12/80.00		628,435	1,212,880

Skyworks Solutions Inc. (Call)	Jan-13/30.00		1,028,632	3,265,907

SPDR S&P 500 ETF Trust (Call)	May-12/145.00		2,228,087	973,228

SPDR S&P 500 ETF Trust (Call)	May-12/145.00		8,254,288	1,155,600

SPDR S&P 500 ETF Trust (Put)	May-12/134.00		4,364,799	2,127,403

SPDR S&P 500 ETF Trust (Put)	May-12/136.00		2,131,992	1,553,412

SPDR S&P 500 ETF Trust (Put)	May-12/132.00		2,572,738	797,549

SPDR S&P 500 ETF Trust (Put)	May-12/134.00		1,029,064	123,385

Xerox Corp. (Call)	Jun-12/6.00		2,005,995	3,620,239

Total purchased options outstanding (cost $52,284,926)				$37,437,157

INVESTMENT COMPANIES (0.4%)(a)
			Shares	Value

iShares Dow Jones US Home Construction Index Fund(S)			297,100	$4,593,166

SPDR S&P Homebuilders ETF(S)			591,800	12,741,454

Total investment Companies (cost $14,204,765)				$17,334,620

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.			159,420	$9,491,867

Total convertible preferred stocks (cost $12,472,615)				$9,491,867

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 1 1/8s, January 15, 2021(i)			$1,806,688	$2,079,426

U.S. Treasury Notes

2 3/4s, November 30, 2016(i)			2,492,000	2,746,882

1/8s, December 31, 2013(i)			172,000	171,714

Total U.S. treasury Obligations (cost $4,998,022)				$4,998,022

SHORT-TERM INVESTMENTS (9.0%)(a)
			Principal amount/shares	Value

U.S. Treasury bills with effective yields ranging from 0.082% to 0.111%, July 26, 2012			$7,079,000	$7,077,436

U.S. Treasury bills with effective yields ranging from 0.104% to 0.107%, December 13, 2012(SEGSF)			3,167,000	3,164,020

U.S. Treasury bills with an effective yield of 0.106%, October 18, 2012			412,000	411,723

U.S. Treasury bills with effective yields ranging from 0.090% to 0.093%, November 15, 2012			1,653,000	1,651,659

Putnam Cash Collateral Pool, LLC 0.20%(d)			270,602,438	270,602,438

Putnam Money Market Liquidity Fund 0.10%(e)			69,689,936	69,689,936

SSgA Prime Money Market Fund 0.12%(P)			15,927,703	15,927,703

Total short-term investments (cost $368,526,105)				$368,524,915

TOTAL INVESTMENTS

Total investments (cost $4,434,984,126)(b)				$4,392,605,065

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $238,028,237) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Danish Krone	Sell	5/16/12	$10,743,793	$10,659,382	$(84,411)
Credit Suisse AG
	Euro	Sell	5/16/12	127,304,128	127,870,046	565,918
	Japanese Yen	Sell	5/16/12	8,346,594	8,110,461	(236,133)
UBS AG
	British Pound	Sell	5/16/12	65,939,706	65,048,200	(891,506)
	Canadian Dollar	Sell	5/16/12	26,551,753	26,340,148	(211,605)

Total						$(857,737)

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $17,832,935) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Advanced Micro Devices, Inc. (Call)	$4,573,571	July-12/$11.00	$124,781
Aflac, Inc. (Call)	699,604	Jun-12/57.50	2,498
Aflac, Inc. (Call)	1,327,737	May-12/50.00	89,881
Aflac, Inc. (Call)	735,193	May-12/60.00	3,422
Amazon.com, Inc. (Call)	108,278	May-12/250.00	140,112
Apple, Inc. (Call)	651,246	July-12/675.00	4,827,482
Baker Hughes, Inc. (Call)	748,559	July-12/65.00	3,728
Best Buy Co., Inc. (Call)	1,286,289	Jun-12/33.00	16,014
Best Buy Co., Inc. (Call)	791,598	Jun-12/33.00	12,903
DIRECTV (Call)	1,764,332	Dec-12/60.00	617,516
Energy Select Sector SPDR Fund (Call)	1,234,865	Jun-12/90.00	753
FTS Eurofirst80 Index (Call)	2,518,733	Sep-12/6.00	75,850
General Electric Co. (Call)	5,096,128	May-12/21.00	119,657
Hang Seng Index (Call)	93,021	May-12/23,000.00	159,389
Hang Seng Index (Call)	40,620	May-12/22,560.21	153,342
Hess Corp. (Call)	190,490	May-12/72.00	190
iShares FTSE China 25 Index Fund (Call)	6,001,327	May-12/42.00	107,964
JPMorgan Chase & Co. (Call)	358,858	Jun-12/45.00	212,803
JPMorgan Chase & Co. (Call)	1,097,550	Jun-12/48.00	95,487
Schlumberger Ltd. (Call)	628,435	Aug-12/90.00	207,384
Skyworks Solutions Inc. (Call)	1,028,632	Jan-13/35.00	1,789,305
SPDR S&P 500 ETF Trust (Call)	2,228,087	May-12/147.00	385,905
SPDR S&P 500 ETF Trust (Call)	8,254,288	May-12/147.00	473,218
SPDR S&P 500 ETF Trust (Put)	4,364,799	May-12/132.00	1,380,149
SPDR S&P 500 ETF Trust (Put)	2,131,992	May-12/134.00	976,516
SPDR S&P 500 ETF Trust (Put)	2,572,738	May-12/130.00	540,275

Total			$12,516,524

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay's Bank, PLC
baskets	331,279	$—	1/25/13	(3 month USD-LIBOR-BBA)	A basket (BCSU116) of common stocks	$1,967,089
baskets	415,414	—	1/25/13	(3 month USD-LIBOR-BBA)	A basket (BCSU115) of common stocks	(3,269,953)

Total						$(1,302,864)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $4,097,217,202.
(b)	The aggregate identified cost on a tax basis is $4,449,637,299, resulting in gross unrealized appreciation and depreciation of $386,637,616 and $443,669,850, respectively, or net unrealized depreciation of $57,032,234.
(NON)	Non-income-producing security.
(AFF)	Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:

Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sales proceeds	Dividend income	Market value at the end of the reporting period
Unisys Corp.	$58,717,953	$35,828,421	$38,204,730	$—	$62,172,955

Totals	$58,717,953	$35,828,421	$38,204,730	$—	$62,172,955

Market values are shown for those securities affiliated at period end.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $262,429,217. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $270,602,438, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $43,588 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,676,596,256 and $1,661,298,821, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
At the close of the reporting period, the fund maintained liquid assets totaling $4,780,936 to cover certain derivatives contracts.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately 84,600,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 62,900,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $98,000,000 on total return swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,712,898 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $835,867 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $793,285.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$653,330,665	$—	$—
Consumer staples	88,309,675	—	—
Energy	415,540,202	—	—
Financials	384,480,292	—	—
Health care	344,804,640	—	—
Industrials	440,929,598	—	—
Information technology	1,226,623,385	—	4,173,120
Materials	234,324,701	—	—
Telecommunication services	23,415,226	—	—
Utilities	5,247,132	—	—
Total common stocks	3,817,005,516	—	4,173,120
Convertible preferred stocks	—	9,491,867	—
Investment Companies	17,334,620	—	—
Purchased options outstanding	—	37,437,157	—
U.S. Treasury Obligations	—	4,998,022	—
Warrants	133,639,848	—	—
Short-term investments	85,617,639	282,907,276	—

Totals by level	$4,053,597,623	$334,834,322	$4,173,120

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts		$(857,737)
Written options		(12,516,524)
Total return swap contracts		(1,302,864)

Totals by level	$—	$(14,677,125)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$565,918	$1,423,655
Equity contracts	173,044,094	15,786,477

Total	$173,610,012	$17,210,132

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2012